Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000240309 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240309 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240309 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240309 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240309 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240309 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240309 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240309 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240309 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240309 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000240310 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240310 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240310 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240310 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240310 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240310 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240310 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240310 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240310 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030278 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030278 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030278 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030278 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030278 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030278 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030278 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030278 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000170849 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170849 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170849 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170849 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170849 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000170849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170849 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170849 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170849 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170849 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%